Fees Summary	Oct. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 465,457,586.18
Previously Paid Amount	0.00
Total Fee Amount	64,279.70
Total Offset Amount	0.00
Net Fee	$ 64,279.70